FAIR VALUE MEASUREMENTS (Details) $ in Millions	12 Months Ended
Dec. 31, 2021 USD ($)
Reconciliation of changes in fair value measurement, assets [abstract]
Balance, December 31, 2020	$ 4,154.3
Balance, December 31, 2021	3,971.6
Recurring fair value measurement
Reconciliation of changes in fair value measurement, assets [abstract]
Balance, December 31, 2020	1,078.1
Balance, December 31, 2021	728.6
Level 3 | Recurring fair value measurement
Reconciliation of changes in fair value measurement, assets [abstract]
Balance, December 31, 2020	14.7
Balance, December 31, 2021	19.3
Marketable securities and warrants | Recurring fair value measurement
Reconciliation of changes in fair value measurement, assets [abstract]
Balance, December 31, 2020	16.4
Balance, December 31, 2021	40.4
Marketable securities and warrants | Level 3 | Recurring fair value measurement
Reconciliation of changes in fair value measurement, assets [abstract]
Balance, December 31, 2020	0.4
Reduction in value of marketable securities	0.0
Change in fair value reported in OCI, net of income taxes	0.0
Balance, December 31, 2021	$ 0.4